Note 1 - Organization and Description of Business	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Notes
Note 1 - Organization and Description of Business

NOTE 1 – ORGANIZATION AND DESCRIPTION OF BUSINESS

Organization

We were organized as a Nevada corporation on August 25, 1999. On August 15, 2014, we entered into an Agreement and Plan of Merger to combine our business and activities with CannaSys, Inc., a privately held Colorado corporation focused on providing services to the cannabis industry ("CannaSys-Colorado") (the "Merger"). CannaSys-Colorado was originally formed on October 4, 2013, as a limited liability company, and converted to a corporation on June 26, 2014. Under the terms of the merger agreement, our wholly owned subsidiary formed to effectuate the Merger was merged with and into CannaSys-Colorado, the surviving entity, which then became our wholly owned subsidiary.

Due to the CannaSys-Colorado shareholders controlling us after the Merger, CannaSys-Colorado was considered the accounting acquirer. The transaction was therefore recognized as a reverse acquisition of us by CannaSys-Colorado. The accompanying condensed financial statements are those of CannaSys-Colorado for all periods prior to the Merger.

In connection with the closing of the Merger and after meeting the requirements of the Securities Exchange Act of 1934, as amended ("Exchange Act"), on November 12, 2014, we filed amended and restated articles of incorporation with the Nevada Secretary of State that: (i) changed our name to CannaSys, Inc.; (ii) increased our authorized capital stock to 80,000,000 shares, consisting of 75,000,000 shares of common stock and 5,000,000 shares of preferred stock; (iii) authorized 5,000,000 shares of preferred stock; and (iv) made other modernizing, nonmaterial changes to our articles of incorporation. Changing our corporate name to CannaSys, Inc. was a condition to the Merger transaction. The name change better reflects the nature of our principal business operations and it became effective in the OTC market on December 2, 2014, when FINRA announced the name change. We have also received a new CUSIP number and our trading symbol was changed to "MJTK."

On October 17, 2016, we completed: (i) a reverse-split of our outstanding common stock 20-to-one; and (ii) an increase to our authorized capital to 2,005,000,000 shares, consisting of 2,000,000,000 shares of common stock and 5,000,000 shares of preferred stock (the "Recapitalization"). All share and per-share amounts in the accompanying consolidated financial statements have been adjusted to give retroactive effect to the Recapitalization.

Nature of Business

We provide technology services in the ancillary space of the cannabis industry. We do not produce, sell, or handle in any manner cannabis products.

As the current cannabis industry grows and gains momentum around the country, technology needs for the industry have been largely underserved. Our focus on this niche element of the industry creates many efficient and profitable tools for both industry owners and consumers.

Our business consists of four products currently in the marketplace—BumpUp Rewards, BumpUp Rewards White Label, CannaLIMS, and MHB, Inc. Branded Products—that together serve the entire cannabis industry from grower-wholesaler to end-user.

We developed BumpUp Rewards as an affiliate-based membership rewards loyalty program designed specifically for the cannabis industry. An early version of BumpUp Rewards was introduced into the market as CannaCash in July 2014. The BumpUp Rewards application is free for customers and an efficient use of marketing dollars for dispensaries and providers. The BumpUp Rewards application allows for strong social media ties and an electronic solution for providing gifts, points, and discounts to friends and family. BumpUp Rewards includes an internal control mechanism designed to comply with the regulatory requirements applicable to individual retail outlets and customers based on applicable state licensing information and customers' locations.

For retail establishments, BumpUp Rewards offers the ability to gain new customers through gifts, retain customers through the affiliate and store-specific points program, and tailor specials and free advertising via the BumpUp Rewards program to an increasingly significant customer marketplace.

On December 22, 2015, we entered into a joint software development and marketing agreement with National Concessions Group, Inc., the organization responsible for marketing and branding a cannabis product brand called O.penVAPE. We are jointly developing and marketing an advanced, white-label version of our BumpUp Rewards application with functionality intended to incentivize product and corporate sales organizations through a proprietary points system. We are exploring the patentability of this product in collaboration with National Concessions Group.

The BumpUp Rewards white-label application, downloadable in both iOS and Android devices, became available for download to consumers in beta format in March 2016. The application provides many of the features of traditional loyalty programs, including the ability for both consumers and "budtenders" (retailer staff) to earn rewards based upon consumption.

On May 9, 2016, we entered into a letter of intent to acquire a new, innovative text-message-based marketing product called Citizen Toke from Beta Killers, LLC. Citizen Toke leverages unique and proprietary consumer data to develop direct to consumer marketing campaigns for both regulated cannabis retailers and branded products companies. On August 10, 2016, we consummated that transaction through the signing of a definitive asset purchase agreement and other documentation.

CannaLIMS is a laboratory management information system product focused solely on the cannabis marketplace. Cannabis laboratories have multiple state and local level regulatory reporting requirements. We license our CannaLIMS system to customers, who access the software through web browsers and mobile applications, for recurring license fees. We have currently launched this product into the market and have secured new recurring revenue clientele. As with other software products we license, we are continuously making product improvements that we provide to existing users and new customers and are actively marketing in the laboratory sector of the industry.

On November 10, 2015, we acquired a 49% interest and a 10% gross revenue share in MHB, Inc., a Colorado corporation doing business as Mile High Brands ("MHB"). MHB is a licensing and distribution company doing business in the regulated cannabis industry. Under the share exchange agreement, we acquired 10,000,000 shares of MHB in exchange for 500,000 shares of our common stock. MHB contracts with celebrity brands and organizations and creates licensing opportunities for us through this relationship. On May 6, 2016, we announced the collaboration of O.penVAPE with Ziggy Marley to launch a branded line of vaporizer products in association with MHB. We currently have a number of product licensing and distribution opportunities in partnership with MHB and expect to expand that portfolio in the future.

NOTE 1 - ORGANIZATION AND DESCRIPTION OF BUSINESS

Organization

We were organized as a Nevada corporation on August 25, 1999. On August 15, 2014, we entered into an Agreement and Plan of Merger to combine our business and activities with CannaSys, Inc., a privately held Colorado corporation focused on providing services to the cannabis industry ("CannaSys-Colorado"), into a single entity (the "Merger"). CannaSys-Colorado was originally formed on October 4, 2013, as a limited liability company, and converted to a corporation on June 26, 2014. Under the terms of the merger agreement, our wholly owned subsidiary formed to effectuate the Merger was merged with and into CannaSys-Colorado, the surviving entity, which then became our wholly owned subsidiary.

Due to the CannaSys-Colorado shareholders controlling us after the Merger, CannaSys-Colorado was considered the accounting acquirer. The transaction was therefore recognized as a reverse acquisition of us by CannaSys-Colorado. The accompanying condensed consolidated financial statements are those of CannaSys-Colorado for all periods prior to the Merger.

In connection with the closing of the Merger and after meeting the requirements of the Securities Exchange Act of 1934, as amended ("Exchange Act"), on November 12, 2014, we filed amended and restated articles of incorporation with the Nevada Secretary of State that: (i) changed our name to CannaSys, Inc.; (ii) increased our authorized capital stock to 80,000,000 shares, consisting of 75,000,000 shares of common stock and 5,000,000 shares of preferred stock; (iii) authorized 5,000,000 shares of preferred stock; and (iv) made other modernizing, nonmaterial changes to our articles of incorporation. Changing our corporate name to CannaSys, Inc. was a condition to the Merger transaction. The name change better reflects the nature of our principal business operations and it became effective in the OTC market on December 2, 2014, when FINRA announced the name change. We have also received a new CUSIP number and our trading symbol was changed to "MJTK."

On October 17, 2016, we completed: (i) a reverse-split of our outstanding common stock 20-to-one; and (ii) an increase to our authorized capital to 2,005,000,000 shares, consisting of 2,000,000,000 shares of common stock and 5,000,000 shares of preferred stock (the "Recapitalization"). All share and per-share amounts in the accompanying consolidated financial statements have been adjusted to give retroactive effect to the Recapitalization.

Nature of Business

We provide technology services in the ancillary space of the cannabis industry. We are a technology company and we do not produce, sell, or handle in any manner cannabis products.

As the current cannabis industry grows and gains momentum around the country, technology needs for the industry have been largely underserved. Our focus on this niche element of the industry creates many efficient and profitable tools for both industry owners and consumers.

Our business consists of four products currently in the marketplace—BumpUp Rewards, BumpUp Rewards White Label, CannaLIMS, and MHB, Inc. Branded Products—that together serve the entire cannabis industry from grower-wholesaler to end-user.

We developed BumpUp Rewards as an affiliate-based membership rewards loyalty program designed specifically for the cannabis industry. An early version of BumpUp Rewards was introduced into the market as CannaCash in July 2014. The BumpUp Rewards application is free for customers and an efficient use of marketing dollars for dispensaries and providers. The BumpUp Rewards application allows for strong social media ties and an electronic solution for providing gifts, points, and discounts to friends and family. BumpUp Rewards includes an internal control mechanism designed to comply with the regulatory requirements applicable to individual retail outlets and customers based on applicable state licensing information and customers' locations.

For retail establishments, BumpUp Rewards offers the ability to gain new customers through gifts, retain customers through the affiliate and store-specific points program, and tailor specials and free advertising via the BumpUp Rewards program to an increasingly significant customer marketplace.

On December 22, 2015, we entered into a joint software development and marketing agreement with National Concessions Group, Inc., the organization responsible for marketing and branding a cannabis product brand called O.penVAPE. We are jointly developing and marketing an advanced, white-label version of our BumpUp Rewards application with functionality intended to incentivize product and corporate sales organizations through a proprietary points system. We are exploring the patentability of this product in collaboration with National Concessions Group.

CannaLIMS is a laboratory management information system product focused solely on the cannabis marketplace. Cannabis laboratories have multiple state and local level regulatory reporting requirements. We license our CannaLIMS system to customers, who access the software through web browsers and mobile applications, for recurring license fees. We have currently launched this product into the market and have secured new recurring revenue clientele. As with other software products we license, we are continuously making product improvements that we provide to existing users and new customers and are actively marketing in the laboratory sector of the industry.

On November 10, 2015, we acquired a 49% interest and a 10% gross revenue share in MHB, Inc., a Colorado corporation doing business as Mile High Brands. Mile High Brands is a licensing and distribution company doing business in the regulated cannabis industry. Under the share exchange agreement, we acquired 10,000,000 shares of Mile High Brands in exchange for 500,000 shares of our common stock. Mile High Brands contracts with celebrity brands and organizations and creates licensing opportunities for us through this relationship. We currently have a number of product licensing and distribution opportunities in partnership with Mile High Brands and expect to expand that portfolio in the future.